REVENUE RECOGNITION (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION
NOTE 13 – REVENUE RECOGNITION
Effective January 1, 2022 the Company corrected the classification of credits given to customers to report the credits as a reduction of revenue.
Below is a summary of the impact of the revision for the three months ending March 31, 2022.
	QUARTER ENDING
	March 31, 2022		March 31, 2022
	As reported	Adjustment	Revised
Revenues	$ 6,364	$(191)	$6,173
Cost of revenues	(1,843)	191	(1,652)
Gross profit	$4,521	$ —	$4,521
The following table represents our revenues disaggregated by type (in thousands):
	Three Months Ended March 31,
	2023	2022
Revenue
Brand revenue	$295	$189
Retail revenue	6,862	5,984
Total Revenue	$7,157	$6,173
Geographic Information
Revenue by geographical region consist of the following (in thousands):
	Three Months Ended March 31,
	2023	2022
Brand revenue
United States	$294	$ 189
Canada	1	—
Retail revenue
United States	6,663	5,844
Canada	199	140
	$7,157	$6,173
Revenues by geography are generally based on the country of the Company’s contracting entity. Total United States revenue was approximately 97% of total revenue for the three months ended March 31, 2023 and 98% for the three months ended March 31, 2022.
As of March 31, 2023 and December 31, 2022, substantially all of our long-lived assets were attributable to operations in the United States. An immaterial amount of assets are located in Canada.

NOTE 14 – REVENUE RECOGNITION
Effective January 1, 2022 the Company corrected the classification of credits given to customers to report the credits as a reduction of revenue.
Below is a summary of the impact of the revision for the previous year.
	December 31, 2021 As reported	Adjustment	December 31, 2021 Revised
Revenues	$24,024	$(662)	$23,362
Cost of revenues	(6,929)	662	(6,267)
Gross profit	$17,095	$—	$17,095
Below is a summary of the impact of the revision for the three quarters ended March 31, June 30, and September 30, 2022, respectively.
	QUARTER ENDING
	March 31, 2022 As reported	Adjustment	March 31, 2022 Revised
Revenues	$6,364	$(191)	$6,173
Cost of revenues	(1,843)	191	(1,652)
Gross profit	$4,521	$—	$4,521
	QUARTER ENDING			YEAR TO DATE
	June 30, 2022 As reported	Adjustment	June 30, 2022 Revised	June 30, 2022 As reported	Adjustment	June 30, 2022 Revised
Revenues	$6,584	$(130)	$6,454	$12,948	$(321)	$12,627
Cost of revenues	(1,998)	130	(1,868)	(3,841)	321	(3,520)
Gross profit	$4,586	$—	$4,586	$9,107	$—	$9,107
	QUARTER ENDING			YEAR TO DATE
	September 30, 2022 As reported	Adjustment	September 30, 2022 Revised	September 30, 2022 As reported	Adjustment	September 30, 2022 Revised
Revenues	$7,456	$(223)	$7,233	$20,404	$(544)	$19,860
Cost of revenues	(1,912)	223	(1,689)	(5,754)	544	(5,210)
Gross profit	$5,544	$—	$5,544	$14,650	$—	$14,650
The following table represents our revenues disaggregated by type (in thousands):
	Year ended December 31,
	2022	2021
Revenue
Brand revenue	$940	$654
Retail revenue	25,689	22,708
Total Revenue	$26,629	$23,362
Geographic Information
Revenue by geographical region consist of the following (in thousands):
	Year ended December 31,
	2022	2021
Brand revenue
United States	$936	$654
Canada	4	—
Retail revenue
United States	25,075	22,518
Canada	614	190
	$26,629	$23,362
Revenues by geography are generally based on the country of the Company’s contracting entity. Total United States revenue was approximately 98% of total revenue for the year ended December 31, 2022 and 99% of total revenue for the year ended December 31, 2021.